Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions, ₨ in Billions				1 Months Ended						12 Months Ended
	May 06, 2022 EUR (€)	May 20, 2021 EUR (€)	Nov. 08, 2019 EUR (€)	Nov. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 INR (₨)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)	Jun. 26, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Jun. 30, 2019 EUR (€)	May 22, 2018 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)
Contingencies
Current estimate of maximum reasonably possible loss | ¥													¥ 38,000
Legal expenses | ¥												¥ 63,338
Legal reserves | $														$ 3,203.0
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations | ¥										¥ 21,177	¥ 42,459
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Tax credit refunds | €															€ 38,000,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | $																	$ 34.0
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $																		$ 24.4
NIP Guilty [Member]
Contingencies
Amount of damages sought | €			€ 3,450,000
Litigation settlement amount | €			€ 88,000,000
NIP Guilty [Member] | Rejected as invalid [Member]
Contingencies
Amount of damages sought | €	€ 3,450,000
Litigation settlement amount | €	€ 88,000,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought | €								€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought | €							€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability | €																€ 100,000
Action By European Commission For Infringing The Competition Law [Member]
Contingencies
Loss contingency accrual provision | €		€ 129,600,000
Action By U.S. Commodity Futures Trading Commission [Member]
Contingencies
Litigation settlement amount | $					$ 35.0
Loss contingency, agreed to pay value | $					$ 0.8
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $									$ 100.0
Amount of damages sought | $				$ 63.0					$ 68.0
Action By Bombay High Court [Member] | Nomura Financial Advisory and Securities (India) Private Limited [Member]
Contingencies
Amount of damages sought | ₨						₨ 2.8
Other commitments [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥										94,478
Resale agreements | ¥										2,926,000	1,143,000
Repurchase agreements | ¥										1,408,000	2,146,000
Commitments to purchase client notes | ¥										17,000	14,000
Obligations to return debt and equity securities borrowed without collateral | ¥										1,199,000	952,000
Other commitments [Member] | Maintenance Agreements [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥										¥ 94,478	¥ 99,134